Contract revenues and other operating income - Grant from the Target ALS Foundation (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Contract revenues
Revenue from contracts with customers	SFr 3,934	SFr 0	SFr 3,934	SFr 0
Deferred income	524	154	524	154	SFr 717	SFr 306
Grant from Target ALS Foundation [Member] | Maximum
Contract revenues
Revenue from contracts with customers	100	SFr 100	100	SFr 100
Deferred income	SFr 100		SFr 100